Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Advertising and promotion expenses	$ 35,696	$ 50,127	$ 66,244	$ 64,108
State of Incorporation			Nevada
Date of Incorporation			May 10, 2010